Pioneer Equity Income Fund

Schedule of Investments | July 31, 2021

Ticker Symbols:
Class A Class C Class K Class R Class Y	PEQIX PCEQX PEQKX PQIRX PYEQX

Schedule of Investments | 7/31/21 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.6%
	COMMON STOCKS - 99.6% of Net Assets
	Air Freight & Logistics - 0.5%
149,127	CH Robinson Worldwide, Inc.	$13,297,655
	Total Air Freight & Logistics	$13,297,655
	Auto Components - 1.3%
653,185	BorgWarner, Inc.	$31,993,001
	Total Auto Components	$31,993,001
	Automobiles - 0.5%
419,755	Honda Motor Co., Ltd. (A.D.R.)	$13,474,135
	Total Automobiles	$13,474,135
	Banks - 7.2%
1,260,078	Bank of America Corp.	$48,336,592
141,203	Canadian Imperial Bank of Commerce	16,413,437
233,056	JPMorgan Chase & Co.	35,373,240
194,345	M&T Bank Corp.	26,013,078
215,980	PNC Financial Services Group, Inc.	39,396,912
302,762	Truist Financial Corp.	16,479,335
	Total Banks	$182,012,594
	Beverages - 0.7%
109,385	PepsiCo., Inc.	$17,167,976
	Total Beverages	$17,167,976
	Capital Markets - 4.2%
534,129	Bank of New York Mellon Corp.	$27,416,842
249,279	Northern Trust Corp.	28,131,135
254,906	State Street Corp.	22,212,509
138,494	T Rowe Price Group, Inc.	28,274,935
	Total Capital Markets	$106,035,421
	Chemicals - 3.4%
205,697	Celanese Corp.	$32,041,422
156,776	Corteva, Inc.	6,706,877
203,744	Dow, Inc.	12,664,727
186,859	DuPont de Nemours, Inc.	14,023,768
45,437	Ecolab, Inc.	10,033,853
88,761	FMC Corp.	9,492,989
	Total Chemicals	$84,963,636
	Commercial Services & Supplies - 1.2%
182,037	MSA Safety, Inc.	$29,941,446
	Total Commercial Services & Supplies	$29,941,446
	Consumer Discretionary - 0.5%
178,179	Omnicom Group, Inc.	$12,974,995
	Total Consumer Discretionary	$12,974,995
	Consumer Staples - 0.6%
109,894	Procter & Gamble Co.	$15,630,224
	Total Consumer Staples	$15,630,224
	Containers & Packaging - 0.3%
417,726	Graphic Packaging Holding Co.	$8,007,807
	Total Containers & Packaging	$8,007,807
	Diversified Telecommunication Services - 2.4%
239,216	BCE, Inc.	$11,939,271
870,357	Verizon Communications, Inc.	48,548,513
	Total Diversified Telecommunication Services	$60,487,784
	Electric Utilities - 2.8%
460,737	Alliant Energy Corp.	$26,966,937
195,821	American Electric Power Co., Inc.	17,255,746
174,132	Eversource Energy	15,022,368
149,236	NextEra Energy, Inc.	11,625,484
	Total Electric Utilities	$70,870,535
	Electrical Equipment - 0.8%
190,361	Emerson Electric Co.	$19,205,521
	Total Electrical Equipment	$19,205,521
	Electronic Equipment, Instruments & Components - 1.9%
52,948	CDW Corp.	$9,708,016
231,930	Corning, Inc.	9,708,590
187,402	TE Connectivity, Ltd.	27,636,173
	Total Electronic Equipment, Instruments & Components	$47,052,779
	Energy Equipment & Services - 0.5%
595,803	Baker Hughes Co.	$12,654,856
	Total Energy Equipment & Services	$12,654,856
	Equity Real Estate Investment Trusts (REITs) - 4.2%
243,829	Alexandria Real Estate Equities, Inc.	$49,092,531
167,138	Camden Property Trust	24,968,746
74,632	Digital Realty Trust, Inc.	11,505,269
345,012	Healthcare Realty Trust, Inc.	10,998,982
74,501	Prologis, Inc.	9,539,108
	Total Equity Real Estate Investment Trusts (REITs)	$106,104,636
Shares		Value
	Financials - 0.7%
242,175	Charles Schwab Corp.	$16,455,791
	Total Financials	$16,455,791
	Food Products - 4.0%
53,309	Hershey Co.	$9,535,914
113,542	John B Sanfilippo & Son, Inc.	10,486,739
134,880	Lamb Weston Holdings, Inc.	9,005,937
211,948	McCormick & Co., Inc., Class VTG	17,839,663
575,076	Mondelez International, Inc.	36,379,308
141,468	Nestle S.A. (A.D.R.)	17,918,408
	Total Food Products	$101,165,969
	Health Care - 0.7%
258,803	Gilead Sciences, Inc.	$17,673,657
	Total Health Care	$17,673,657
	Health Care Equipment & Supplies - 3.2%
368,667	Abbott Laboratories	$44,601,334
58,774	Becton Dickinson and Co.	15,031,450
476,438	Smith & Nephew Plc (A.D.R.)	19,500,607
	Total Health Care Equipment & Supplies	$79,133,391
	Health Care Providers & Services - 4.1%
173,973	AmerisourceBergen Corp.	$21,254,282
48,940	Anthem, Inc.	18,793,449
233,840	CVS Health Corp.	19,259,062
48,337	Humana, Inc.	20,584,795
171,083	Quest Diagnostics, Inc.	24,259,569
	Total Health Care Providers & Services	$104,151,157
	Health Care Technology - 0.9%
278,184	Cerner Corp.	$22,363,212
	Total Health Care Technology	$22,363,212
	Hotels, Restaurants & Leisure - 0.6%
323,929(a)	Cedar Fair LP	$13,605,018
	Total Hotels, Restaurants & Leisure	$13,605,018
	Household Durables - 0.5%
81,671	Garmin Ltd.	$12,838,681
	Total Household Durables	$12,838,681
	Household Products - 1.2%
171,971	Clorox Co.	$31,107,834
	Total Household Products	$31,107,834
	Industrial Conglomerates - 1.3%
140,484	Honeywell International, Inc.	$32,843,754
	Total Industrial Conglomerates	$32,843,754
	Insurance - 5.2%
241,764	Chubb, Ltd.	$40,795,257
214,432	First American Financial Corp.	14,433,418
447,424	Lincoln National Corp.	27,570,267
935,513	Sun Life Financial, Inc.	48,674,742
	Total Insurance	$131,473,684
	IT Services - 4.1%
46,648	Accenture Plc	$14,819,137
69,900	Automatic Data Processing, Inc.	14,653,137
64,173	Broadridge Financial Solutions, Inc.	11,133,374
163,034	Cognizant Technology Solutions Corp.	11,987,890
86,270	Fidelity National Information Services, Inc.	12,858,543
196,248	Leidos Holdings, Inc.	20,884,712
142,046	Paychex, Inc.	16,167,676
	Total IT Services	$102,504,469
	Machinery - 5.1%
103,956	Caterpillar,, Inc.	$21,492,903
1,153,916	Gorman-Rupp Co.	41,183,262
114,060	Oshkosh Corp.	13,635,873
379,499	PACCAR, Inc.	31,494,622
248,937	Timken Co.	19,790,492
	Total Machinery	$127,597,152
	Media - 2.1%
632,348	Comcast Corp.	$37,201,033
465,463	Interpublic Group of Cos., Inc.	16,458,771
	Total Media	$53,659,804
	Metals & Mining - 6.6%
259,779	Kaiser Aluminum Corp.	$31,609,909
298,694	Materion Corp.	21,314,804
209,274	Newmont Corp.	13,146,593
497,040	Nucor Corp.	51,702,101
307,737	Reliance Steel & Aluminum Co.	48,360,869
	Total Metals & Mining	$166,134,276
	Multiline Retail - 2.6%
78,757	Dollar General Corp.	$18,322,029
182,526	Target Corp.	47,648,412
	Total Multiline Retail	$65,970,441
Shares		Value
	Multi-Utilities - 1.2%
182,078	Ameren Corp.	$15,279,986
249,515	CMS Energy Corp.	15,417,532
	Total Multi-Utilities	$30,697,518
	Oil, Gas & Consumable Fuels - 4.9%
265,683	Chevron Corp.	$27,049,186
309,580	ConocoPhillips	17,355,055
553,887	Marathon Petroleum Corp.	30,585,640
379,855	Phillips 66	27,892,753
304,593	Valero Energy Corp.	20,398,593
	Total Oil, Gas & Consumable Fuels	$123,281,227
	Pharmaceuticals - 6.3%
479,036	AstraZeneca Plc (A.D.R.)	$27,420,021
237,679	Eli Lilly & Co.	57,874,836
444,993	Novo Nordisk AS (A.D.R.)	41,206,352
761,647	Pfizer, Inc.	32,606,108
	Total Pharmaceuticals	$159,107,317
	Semiconductors & Semiconductor Equipment - 5.2%
185,800	Analog Devices, Inc.	$31,106,636
59,248	CMC Materials, Inc.	8,569,631
168,796	KLA-Tencor Corp.	58,768,015
171,426	Texas Instruments, Inc.	32,677,224
	Total Semiconductors & Semiconductor Equipment	$131,121,506
	Technology Hardware, Storage & Peripherals - 0.5%
897,635	Hewlett Packard Enterprise Co.	$13,015,707
	Total Technology Hardware, Storage & Peripherals	$13,015,707
	Telecommunication Services - 1.5%
1,315,979	AT&T, Inc.	$36,913,211
	Total Telecommunication Services	$36,913,211
	Textiles, Apparel & Luxury Goods - 2.1%
260,655	Carter's, Inc.	$25,476,420
336,370	VF Corp.	26,976,874
	Total Textiles, Apparel & Luxury Goods	$52,453,294
	Trading Companies & Distributors - 2.0%
497,333	Fastenal Co.	$27,238,928
171,096	Ferguson Plc	23,961,995
	Total Trading Companies & Distributors	$51,200,923
	TOTAL COMMON STOCKS
	(Cost $1,625,676,189)	$2,508,343,994
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.6%
	(Cost $1,625,676,189)	$2,508,343,994
	OTHER ASSETS AND LIABILITIES - 0.4%	$9,100,793
	NET ASSETS - 100.0%	$2,517,444,787

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,508,343,994	$–	$–	$2,508,343,994
Total Investments in Securities	$2,508,343,994	$–	$–	$2,508,343,994

During the nine months ended July 31, 2021, there were no transfers in or out of Level 3.